Commitments and contingencies (Details) € in Thousands	Dec. 31, 2020 EUR (€)
Purchase Obligation, Fiscal Year Maturity [Abstract]
Total	€ 17,765
Less than 1 year	12,223
1 to 3 years	5,542
3 to 5 years	0
More than 5 years	€ 0